UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	Chief Executive Officer
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 May 8, 2008

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	89

Form13F Information Table Value Total:	252445

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     6467    81708 SH       SOLE                    66898             14810
AT&T Corp.                     COM              00206R102     4857   126819 SH       SOLE                   107119             19700
Allstate Corp.                 COM              020002101     1445    30070 SH       SOLE                    26625              3445
American Express Co.           COM              025816109     4249    97197 SH       SOLE                    85172             12025
Ameriprise Financial Inc.      COM              03076c106      543    10480 SH       SOLE                     8765              1715
Amgen Corp.                    COM              031162100     2669    63879 SH       SOLE                    52304             11575
Anadarko Petroleum Corporation COM              032511107      405     6426 SH       SOLE                     6426
Apache Corp Com                COM              037411105      203     1680 SH       SOLE                     1640                40
Avon Products                  COM              054303102      396    10020 SH       SOLE                     8095              1925
BLDRS Emerging Market 50 Index COM              09348r300     1441    29625 SH       SOLE                    24475              5300
BP PLC Spons ADR               COM              055622104     4246    70015 SH       SOLE                    63330              6685
Bank of America Corp.          COM              060505104     5027   132612 SH       SOLE                   107232             25380
Bard (C.R.), Inc.              COM              067383109     2641    27400 SH       SOLE                    26675               725
Baxter International Inc.      COM              071813109      235     4065 SH       SOLE                     4065
Berkshire Hathaway Class B     COM              084670207     5600     1252 SH       SOLE                     1083               169
Best Buy Co., Inc.             COM              086516101     1876    45258 SH       SOLE                    39066              6192
CVS/Caremark Corporation       COM              126650100     4475   110469 SH       SOLE                    98335             12134
Caterpillar Inc.               COM              149123101     3435    43870 SH       SOLE                    41410              2460
Chevron Corp.                  COM              166764100     6281    73578 SH       SOLE                    58442             15136
Cisco Systems, Inc.            COM              17275r102     4003   166170 SH       SOLE                   155065             11105
Citigroup Inc.                 COM              172967101      251    11718 SH       SOLE                     7385              4333
Coca Cola Co.                  COM              191216100     3430    56346 SH       SOLE                    52946              3400
Colgate - Palmolive            COM              194162103      382     4905 SH       SOLE                     4630               275
ConocoPhillips                 COM              20825c104     8337   109389 SH       SOLE                    88622             20767
Constellation Brands           COM              21036p108      326    18425 SH       SOLE                    17075              1350
Costco Wholesale Corp.         COM              22160k105     5460    84038 SH       SOLE                    67933             16105
Danaher Corporation            COM              235851102     2674    35168 SH       SOLE                    29193              5975
Devon Energy Corporation       COM              25179m103     3303    31655 SH       SOLE                    28425              3230
Diageo PLC ADR                 COM              25243Q205     4332    53270 SH       SOLE                    45595              7675
Discover Financial Services    COM              254709108      220    13447 SH       SOLE                    12672               775
Disney (Walt) Co.              COM              254687106     5386   171639 SH       SOLE                   154114             17525
Dow Jones Dividend ETF         COM              464287168      205     3550 SH       SOLE                     3200               350
Dresser-Rand Group             COM              261608103      982    31930 SH       SOLE                    25945              5985
DuPont                         COM              263534109     4473    95662 SH       SOLE                    89582              6080
Emerson Electric Co.           COM              291011104     2516    48891 SH       SOLE                    41691              7200
Exxon Mobil Corp.              COM              30231G102     7804    92266 SH       SOLE                    87659              4607
Fiserv Incorporated            COM              337738108     4032    83847 SH       SOLE                    70047             13800
General Electric Co.           COM              369604103     9876   266834 SH       SOLE                   226638             40196
Goldman Sachs Group            COM              38141g104     2934    17737 SH       SOLE                    15412              2325
Goodrich Corporation           COM              382388106     3484    60575 SH       SOLE                    48725             11850
Helmerich & Payne              COM              423452101     2579    55035 SH       SOLE                    44090             10945
Hewlett Packard Co             COM              428236103     6012   131666 SH       SOLE                   112141             19525
Home Depot Inc.                COM              437076102     2967   106063 SH       SOLE                    80813             25250
Honeywell Intl Inc.            COM              438516106     2343    41520 SH       SOLE                    39795              1725
IShares Trust MSCI EAFE Index  COM              464287465      242     3365 SH       SOLE                     2585               780
Infosys Technologies           COM              456788108     3594   100465 SH       SOLE                    85640             14825
Int'l Business Machines Corp.  COM              459200101     3164    27483 SH       SOLE                    25678              1805
Intel Corp.                    COM              458140100     1546    73009 SH       SOLE                    57009             16000
JP Morgan Chase & Co           COM              46625H100      741    17261 SH       SOLE                    17197                64
Johnson & Johnson              COM              478160104     9712   149720 SH       SOLE                   132274             17446
Lincoln National Corporation   COM              534187109      735    14139 SH       SOLE                    12370              1769
Lowe's Cos.                    COM              548661107      486    21183 SH       SOLE                    20333               850
MGM Mirage                     COM              552953101     1456    24780 SH       SOLE                    22405              2375
Medco Health Solutions         COM              58405u102     7724   176390 SH       SOLE                   151336             25054
Medtronic, Inc.                COM              585055106     3195    66052 SH       SOLE                    54397             11655
Merck & Co. Inc.               COM              589331107     1070    28207 SH       SOLE                    22307              5900
Microsoft Corp.                COM              594918104     2702    95201 SH       SOLE                    83816             11385
Morgan Stanley                 COM              617446448     3727    81561 SH       SOLE                    76757              4804
Murphy Oil Corp.               COM              626717102     5479    66700 SH       SOLE                    48100             18600
Novo-Nordisk ADR               COM              670100205     2290    33070 SH       SOLE                    24350              8720
Pepsico Inc.                   COM              713448108     1745    24173 SH       SOLE                    19773              4400
Pfizer, Inc.                   COM              717081103     2680   128068 SH       SOLE                   115548             12520
Phillip Morris Int'l           COM              718172109      398     7875 SH       SOLE                     1819              6056
Procter & Gamble               COM              742718109     7732   110340 SH       SOLE                    99075             11265
Prudential Financial Inc.      COM              744320102      214     2732 SH       SOLE                     2732
Regions Financial Corp. New    COM              7591EP100      320    16195 SH       SOLE                    13446              2749
Schering-Plough                COM              806605101      278    19283 SH       SOLE                    15583              3700
Schlumberger Ltd.              COM              806857108     4421    50820 SH       SOLE                    47245              3575
Scotts Miracle-Gro Co.         COM              810186106     2761    85175 SH       SOLE                    73690             11485
Standard & Poor's Dep. Rcpts.  COM              78462f103      218     1650 SH       SOLE                     1650
Stryker Corp.                  COM              863667101     3940    60570 SH       SOLE                    53760              6810
SunTrust Banks Inc.            COM              867914103      949    17215 SH       SOLE                    12840              4375
TJX Companies Inc              COM              872540109     6808   205872 SH       SOLE                   170972             34900
Tim Hortons Inc                COM              88706M103     1945    57128 SH       SOLE                    45756             11372
Time Warner Inc.               COM              887317105      444    31640 SH       SOLE                    26800              4840
U. S. Bancorp                  COM              902973304     3476   107405 SH       SOLE                   103005              4400
Union Pacific Corp.            COM              907818108      592     4725 SH       SOLE                     4290               435
United Parcel Service Cl B     COM              911312106     5006    68553 SH       SOLE                    56028             12525
United Technologies Corp.      COM              913017109     5523    80256 SH       SOLE                    71981              8275
Varian Medical Systems         COM              92220P105     1348    28785 SH       SOLE                    27660              1125
Verizon Communications         COM              92343v104      340     9321 SH       SOLE                     7988              1333
Wachovia Corporation           COM              929903102     1775    65753 SH       SOLE                    54119             11634
Wal-Mart Stores                COM              931142103     1026    19474 SH       SOLE                    16974              2500
Walgreen Co.                   COM              931422109     1425    37400 SH       SOLE                    30100              7300
WellPoint Inc.                 COM              94973v107     2170    49165 SH       SOLE                    46055              3110
Wells Fargo & Co.              COM              949746101     1468    50438 SH       SOLE                    48111              2327
Wyeth                          COM              983024100      555    13281 SH       SOLE                    11081              2200
Fidelity Cap Tr                                 316066307      212 8026.306 SH       SOLE                 8026.306
UTS Uncommon Values Tr #2007                    904310257       10 11264.000SH       SOLE                11264.000